Revolving Facility and Deferred Financing Costs - Additional Information (Detail) - Revolving Facility [member] $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	LIBOR
Maturity of credit facility	December 20, 2023
Borrowings Maximum Leverage Ratio	4.00
Borrowing covenants base tangible net worth threshold	$ 136.8
Borrowings covenants positive net income percentage per quarter	50.00%
Borrowings required interest coverage ratio	3.00
Borrowings	$ 0.0
Deferred financing costs	1.7	$ 2.3
Floating Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Available credit facility	225.0
Additional Borrowing Credit Facility Available	75.0
Maximum credit facility available	$ 300.0
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings standby fee percentage	0.422%
Bottom of range [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.875%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings standby fee percentage	0.675%
Top of range [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.00%